Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
EU allowances surrendered	$ 6.1
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
EU ETS Tax Credits	11.6	$ 5.9
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0.3	$ 0.4	$ 0.4
Finite-Lived Intangible Asset, Useful Life	10 years